Real Estate Properties (Tables)	12 Months Ended
Dec. 31, 2012
Real Estate Properties
Schedule of future minimum lease payments related properties (excluding real estate tax and other expense reimbursements)

Our future minimum lease payments related to our properties, excluding two properties classified as discontinued operations (excluding real estate tax and other expense reimbursements), scheduled to be received during the current terms of the existing leases as of December 31, 2012 are as follows:

2013	$198,866
2014	189,036
2015	169,926
2016	150,565
2017	131,225
Thereafter	339,292
$1,178,910

Purchase prices of acquisitions allocated based on the estimated fair values of the acquired assets and assumed liabilities

								Acquired	Other
		Number of	Square	Purchase		Buildings and	Acquired	Lease	Assumed
Date	Location	Properties	Feet	Price(1)	Land	Improvements	Leases	Obligations	Liabilities
June 2012	Everett, WA	2	111,908	$20,425	$3,360	$15,376	$2,449	$(760)	$—
June 2012	Albany, NY	1	64,000	8,525	790	6,400	1,578	(243)	—
July 2012	Stockton, CA	1	22,012	8,251	563	5,470	2,218	—	—
July 2012	Atlanta, GA	1	90,688	23,666	1,390	19,635	6,983	(4,342)	—
July 2012	Ellenwood, GA	1	352,064	33,020	4,047	20,017	8,956	—	—
July 2012	Jackson, MS	1	109,819	31,314	440	25,458	8,270	(2,854)	—
September 2012	Boise, ID	3	180,952	40,150	3,390	29,026	7,734	—	—
September 2012	Kansas City, MO	1	86,739	15,700	2,776	12,070	3,425	(2,571)	(75)
November 2012	Windsor Mill, MD(2)	1	80,398	14,450	1,598	10,219	2,679	(46)	—
December 2012	Florence, KY(2) (3)	1	167,939	18,473	1,698	11,722	5,402	(349)	(273)
		13	1,266,519	$213,974	$20,052	$155,393	$49,694	$(11,165)	$(348)

(1)                                     Purchase price excludes acquisition related costs.

(2)                                     The allocation of purchase price is based upon preliminary estimates and may change based upon the completion of our analysis of acquired in place leases.

(3)                                     Pursuant to the terms of the purchase agreement for this property, the seller is entitled to up to $1,800 of additional purchase consideration based upon the property’s 2013 real estate tax assessment.  The estimated fair value (based on Level 3 inputs as defined in the fair value hierarchy under GAAP) of this additional consideration at December 31, 2012 of $273 is included in the $18,473 purchase price. Subsequent changes in the fair value of this additional consideration will be recognized in our Consolidated Statement of Income.

Summarized income statement information for properties sold

	Year Ended December 31,
	2012	2011	2010
Rental income	$1,829	$2,571	$874
Real estate taxes	(211)	(209)	(84)
Utility expenses	(392)	(511)	(135)
Other operating expenses	(403)	(550)	(191)
Depreciation and amortization	(576)	(663)	(176)
Loss on asset impairment	(494)	—	—
Acquisition related costs	—	—	(168)
General and administrative	(153)	(152)	(48)
Income (loss) from discontinued operations	$(400)	$486	$72